Summary of Significant Accounting Policies - Summary of Class A Common Stock Subject to Possible Redemption (Details) - USD ($)		9 Months Ended
	Feb. 04, 2021	Sep. 30, 2021	Dec. 31, 2020
Plus:
Outstanding (in shares)		64,472,667	61,414,002
Thimble Point Acquisition Corp.
Plus:
Outstanding (in shares)		27,600,000	0
Class A Common Stock | Thimble Point Acquisition Corp.
Plus:
Outstanding (in shares)		27,600,000	0
IPO [Member] | Thimble Point Acquisition Corp.
Temporary Equity [Line Items]
Gross proceeds	24,000,000
IPO [Member] | Class A Common Stock | Thimble Point Acquisition Corp.
Temporary Equity [Line Items]
Gross proceeds	24,000,000	276,000,000
Less
Proceeds allocated to Public Warrants		$ (10,764,000)
Class A common stock issuance costs		(15,031,830)
Plus:
Accretion of carrying value to redemption value		$ 25,795,830
Outstanding (in shares)		207,372,020